Note 11 - Components of Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	December 31, 2015	December 31, 2014

Accrued payroll, commission and benefits	$247,476	$277,119
Accrued project management costs	41,155	15,086
Value added tax payable	29,956	27,064
Customer advances	6,930	4,800
Accrued interest	-	3,112
Other	52,262	52,075
	$377,779	$379,256